UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Maturities Municipal Fund (NIM)
	June 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.5%
$ 2,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/17	12/11 at 101.00	A–	$ 2,037,200
180	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	158,598
	System Inc., Series 2005A, 5.000%, 11/15/30
500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 –	8/10 at 100.00	AAA	486,085
	AGM Insured
500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	513,000
3,180	Total Alabama			3,194,883
	Arizona – 1.0%
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
100	5.000%, 12/01/17	No Opt. Call	A	101,494
85	5.250%, 12/01/19	No Opt. Call	A	86,405
35	5.000%, 12/01/32	No Opt. Call	A	31,551
380	5.000%, 12/01/37	No Opt. Call	A	331,926
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/11 at 100.00	N/R	726,593
	2007, 4.500%, 4/01/17
1,350	Total Arizona			1,277,969
	Arkansas – 3.2%
1,500	Jefferson County, Arkansas, Pollution Control Revenue Bonds, Entergy Arkansas Inc. Project,	6/11 at 100.00	A–	1,513,335
	Series 2006, 4.600%, 10/01/17
1,000	Jonesboro, Arkansas, Industrial Development Revenue Bonds, Anheuser Busch Inc. Project, Series	No Opt. Call	BBB+	1,074,800
	2002, 4.600%, 11/15/12
1,380	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	A	1,536,078
	NPFG Insured
3,880	Total Arkansas			4,124,213
	California – 1.8%
400	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	418,340
	Series 2008H, 5.125%, 7/01/22
500	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	508,205
1,000	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 32.87	A+	246,640
	2002B, 0.000%, 8/01/31 – FGIC Insured
255	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	218,081
	Bonds, Series 2007A-1, 4.500%, 6/01/27
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AAA	851,640
	AGC Insured
4,155	Total California			2,242,906
	Colorado – 11.8%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	N/R	2,924,934
	5.000%, 12/01/20 – AMBAC Insured
1,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	1,146,908
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
1,175	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	1,190,945
	Charter School, Series 2003, 4.500%, 12/01/18 – SYNCORA GTY Insured
190	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	10/10 at 105.00	AA	203,933
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,025	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,	12/11 at 100.00	N/R (4)	1,104,755
	6.000%, 12/01/23 (Pre-refunded 12/01/11)
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	N/R	1,368,207
	Bonds, Series 2003, 4.500%, 12/01/18 – RAAI Insured
1,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%,	No Opt. Call	A	1,600,110
	9/01/39 (Mandatory put 9/01/13) – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 100.00	A	176,730
	NPFG Insured
70	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	74,670
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – AGM Insured
5,875	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	No Opt. Call	N/R (4)	2,184,854
	0.000%, 6/15/27 (Pre-refunded 6/15/11) – AMBAC Insured
2,845	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/21	11/11 at 100.00	A3 (4)	3,050,722
	(Pre-refunded 11/15/11)
19,180	Total Colorado			15,026,768
	Connecticut – 1.5%
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
335	5.500%, 1/01/14 (Alternative Minimum Tax)	7/10 at 100.00	BBB	336,025
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	7/10 at 100.00	BBB	1,572,214
1,905	Total Connecticut			1,908,239
	Florida – 5.6%
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	A1	2,504,784
	10/01/17 – NPFG Insured
1,000	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series	No Opt. Call	A+	1,051,240
	2007A, 5.000%, 3/01/15 – NPFG Insured
600	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	663,720
	5.000%, 7/01/19 – NPFG Insured
30	JEA, Florida, Electric Revenue Certificates, Series 1973-2, 6.800%, 7/01/12 (ETM)	No Opt. Call	AAA	31,802
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	A+	2,114,960
	AMBAC Insured
265	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	AAA	311,380
	11/01/16 (ETM)
500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	509,575
	Obligation Group, Series 2007, 5.000%, 8/15/27
6,795	Total Florida			7,187,461
	Georgia – 0.4%
405	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	A (4)	459,444
	8/01/25 (Pre-refunded 8/01/22) – MBIA Insured
	Idaho – 0.1%
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	86,414
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 15.0%
550	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	7/10 at 100.00	N/R	550,556
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aa2	1,616,445
	2006, 5.000%, 12/01/21 – NPFG Insured
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AAA	2,074,180
	AGC Insured
4,780	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	5,453,261
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
2,000	Illinois Development Finance Authority, Revenue Refunding Bonds, Olin Corporation, Series	4/14 at 100.00	Ba1	1,996,600
	1993D, 6.750%, 3/01/16
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series	3/14 at 102.00	A+	2,158,360
	2000, 4.450%, 3/01/34 (Mandatory put 3/01/15)
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	1,121,470
	Advancement Foundation Fund, University Center Project, Series 2002, 6.625%, 5/01/17
	(Pre-refunded 5/01/12)
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	Baa2	249,978
20	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	No Opt. Call	Aaa	21,725
	5.250%, 5/15/12 (ETM)
50	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series	No Opt. Call	AAA	53,000
	1993A, 6.125%, 4/01/12 – AGM Insured (ETM)
695	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/10 at 100.50	BBB	697,968
	Centers, Series 1999, 5.500%, 8/15/19
1,125	Illinois State, General Obligation Refunding Bonds, Series 2010, 5.000%, 1/01/19	No Opt. Call	A+	1,216,361
1,355	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A1	948,622
	Bonds, Series 2006, 0.000%, 12/01/18 – NPFG Insured
700	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	902,454
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
18,025	Total Illinois			19,060,980
	Indiana – 0.4%
250	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	259,680
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
250	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	A	275,908
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – MBIA Insured
500	Total Indiana			535,588
	Iowa – 1.2%
1,520	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	1,593,902
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)
	Kansas – 3.2%
3,500	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	3,575,424
	Health System Inc., Series 2001-III, 5.500%, 11/15/21
250	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	255,460
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20
370	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	197,595
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
4,120	Total Kansas			4,028,479
	Kentucky – 1.0%
325	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	353,379
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
920	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	946,533
	(Alternative Minimum Tax)
1,245	Total Kentucky			1,299,912
	Louisiana – 1.4%
1,010	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	1,032,271
	2004, 5.250%, 7/01/24 – NPFG Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
510	5.500%, 5/15/30	5/11 at 101.00	BBB	503,895
245	5.875%, 5/15/39	5/11 at 101.00	BBB	240,472
1,765	Total Louisiana			1,776,638
	Maryland – 0.9%
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/10 at 100.00	N/R	1,100,440
	7.400%, 9/01/19 (Alternative Minimum Tax)
	Massachusetts – 1.9%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	436,695
	5.000%, 10/01/19
1,505	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H,	7/10 at 100.00	A	1,506,731
	6.650%, 7/01/41 – NPFG Insured (Alternative Minimum Tax)
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	N/R	89,840
435	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	N/R	343,093
2,540	Total Massachusetts			2,376,359
	Michigan – 1.2%
1,000	Cornell Township Economic Development Corporation, Michigan, Environmental Improvement Revenue	5/12 at 100.00	AAA	1,093,420
	Refunding Bonds, MeadWestvaco Corporation-Escanaba Project, Series 2002, 5.875%, 5/01/18
	(Pre-refunded 5/01/12)
445	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	7/10 at 100.00	BB	445,049
	Series 1995, 6.625%, 1/01/16
1,445	Total Michigan			1,538,469
	Minnesota – 1.6%
1,100	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series	8/12 at 101.00	A1	1,258,818
	1993A, 8.500%, 9/01/19
250	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AAA	281,108
	2009A, 5.000%, 1/01/15 – AGC Insured
440	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%,	No Opt. Call	N/R	451,898
	12/01/11 – ACA Insured
1,790	Total Minnesota			1,991,824
	Mississippi – 0.6%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
280	5.000%, 9/01/16	No Opt. Call	AA	300,194
300	5.000%, 9/01/24	9/14 at 100.00	AA	307,689
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	8/11 at 100.00	BBB	225,828
	Series 2006A, 4.800%, 8/01/30
830	Total Mississippi			833,711
	Montana – 0.1%
70	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – MBIA Insured (ETM)	11/10 at 100.00	A (4)	81,515
	Nebraska – 0.9%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aa3	1,101,730
	Series 2004, 5.000%, 12/15/19 – AGM Insured
	Nevada – 1.2%
1,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	1,061,620
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
800	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	N/R	169,432
35	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	N/R	6,949
120	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	N/R	21,263
50	0.000%, 1/01/20 – AMBAC Insured	No Opt. Call	N/R	7,856
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	289,135
	8.000%, 6/15/30
2,255	Total Nevada			1,556,255
	New Jersey – 0.9%
410	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB–	381,439
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
1,730	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	AA–	440,233
	Appreciation Series 2010A, 0.000%, 12/15/33
425	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	383,852
	Series 2007-1A, 4.500%, 6/01/23
2,565	Total New Jersey			1,205,524
	New York – 6.3%
220	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	226,921
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+	1,070,680
	2003A, 5.500%, 7/01/15 – RAAI Insured
170	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	No Opt. Call	N/R	167,839
	Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13
1,500	New York State Energy Research and Development Authority, Facilities Revenue Bonds,	10/10 at 100.00	A–	1,501,815
	Consolidated Edison Company Inc., Series 2001A, 4.700%, 6/01/36 (Mandatory put 10/01/12)
	(Alternative Minimum Tax)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
20	5.500%, 6/01/14	12/10 at 100.00	AA–	20,071
195	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	208,695
125	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	132,260
65	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	70,191
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/22
4,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	4,584,272
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)
7,595	Total New York			7,982,744
	North Carolina – 1.6%
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18 –	6/13 at 101.00	Aa2	2,033,295
	AMBAC Insured
	Ohio – 1.3%
770	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	651,366
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,062,650
	4.500%, 12/01/15
1,770	Total Ohio			1,714,016
	Pennsylvania – 7.3%
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	200,958
	Series 2009, 7.750%, 12/15/27
400	Pennsylvania Economic Development Financing Authority, Pollution Control Revenue Bonds, PPL	No Opt. Call	A–	402,160
	Electric Utilities Corporation, Refunding Series 2008, 4.850%, 10/01/23 (Mandatory
	put 10/01/10)
770	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	882,320
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	9/10 at 100.00	N/R (4)	251,354
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	9/10 at 100.00	Baa2	4,328,100
	AMBAC Insured
1,435	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	Aaa	1,781,151
	MBIA Insured (ETM)
250	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	4/17 at 100.00	BBB	249,975
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,085	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	Aa3	1,177,648
	2006B, 5.000%, 9/01/12 – AMBAC Insured
8,485	Total Pennsylvania			9,273,666
	Puerto Rico – 0.6%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	810,470
	2009A, 0.000%, 8/01/32
	Rhode Island – 0.7%
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
255	6.125%, 6/01/32	6/12 at 100.00	BBB	247,949
725	6.250%, 6/01/42	6/12 at 100.00	BBB	690,418
980	Total Rhode Island			938,367
	South Carolina – 5.4%
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	787,290
	Assets for Education, Series 2003, 5.250%, 12/01/19
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	1,981,934
	1/01/19 – FGIC Insured (ETM)
2,835	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1	3,433,241
	1/01/19 – FGIC Insured
5	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	5,578
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
20	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	20,040
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
450	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	No Opt. Call	Baa2 (4)	462,047
	Alliance, Series 2000A, 7.000%, 12/15/10 (ETM)
195	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	202,999
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
5,795	Total South Carolina			6,893,129
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	997,630
	Series 2007, 5.000%, 11/01/27
	Tennessee – 2.1%
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
750	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	837,638
1,250	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	1,396,063
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/13	No Opt. Call	BB+	421,224
2,400	Total Tennessee			2,654,925
	Texas – 6.8%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 – NPFG Insured	9/14 at 100.00	AAA	1,164,108
565	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	AAA	598,499
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative
	Minimum Tax)
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	No Opt. Call	CCC	17,575
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy	6/14 at 100.00	BBB+	2,008,120
	Inc., Series 2004B, 4.250%, 12/01/17 – FGIC Insured
500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	478,565
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
15	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	CCC	12,041
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	2,090,888
	2006, 5.000%, 8/15/20
5	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	9/10 at 100.00	Caa1	4,924
	1991A, 8.500%, 9/01/11
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	275,652
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
325	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	339,680
	5.750%, 1/01/38
25	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	CCC	23,975
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,500	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	7/10 at 100.00	A	1,263,750
	2006B, 0.910%, 12/15/17
215	Tri-County Mental Health and Retardation Center, Texas, Revenue Bonds, Facilities Acquisition	9/10 at 100.00	AAA	216,716
	Program, Series 1995E, 6.500%, 3/01/15 – AGM Insured
145	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp	6/12 at 100.00	N/R (4)	155,117
	Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)
8,550	Total Texas			8,649,610
	Utah – 0.2%
235	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	No Opt. Call	N/R	235,038
	Hospital Project, Series 1998, 6.000%, 12/15/10
	Virginia – 0.2%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/10 at 100.00	N/R	250,138
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
	Washington – 0.7%
295	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	372,305
	1989B, 7.125%, 7/01/16 – NPFG Insured
520	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	531,908
	Series 2002, 6.500%, 6/01/26
815	Total Washington			904,213
	Wisconsin – 3.7%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
465	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	501,628
1,480	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,638,404
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,008,790
	Inc., Series 2001, 6.000%, 7/01/21
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	8/10 at 100.00	A3	1,150,138
	Series 1999A, 5.500%, 2/15/20 – ACA Insured
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
200	5.250%, 8/15/18	8/16 at 100.00	BBB+	203,548
180	5.250%, 8/15/34	8/16 at 100.00	BBB+	164,601
4,475	Total Wisconsin			4,667,109
$ 126,950	Total Long-Term Investments (cost $119,722,319) – 97.1%			123,593,973

	Short-Term Investments – 1.0%
$ 1,307	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/10	N/A	N/A	1,307,032
	Total Short-Term Investments (cost $1,307,032)			1,307,032
	Total Investments (cost $121,029,351) – 98.1%			124,901,005
	Other Assets Less Liabilities – 1.9%			2,376,564
	Net Assets – 100%			$ 127,277,569

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$123,593,973	$ —	$123,593,973
Short-Term Investments	1,307,032	—	—	1,307,032
Total	$1,307,032	$123,593,973	$ —	$124,901,005

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $120,915,820.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 5,386,749
Depreciation	(1,401,564)
Net unrealized appreciation (depreciation) of investments	$ 3,985,185

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/A	Not applicable.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 27, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 27, 2010